21 Employees benefits (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of employee benefits [Line Items]
Cost of service, net	R$ 4,608	R$ 235,976	R$ 209,817
Interest cost rates	414,747	224,429	213,201
Expected return on the plan's assets	(187,317)	(192,965)	(179,449)
Amount received from State of Sao Paulo (undisputed)	(95,452)	(97,300)	(96,282)
Total expenses	136,586	170,140	147,287
G1 Plan [member]
Summary of employee benefits [Line Items]
Cost of service, net	4,608	8,609	(22,431)
Interest cost rates	208,485	224,429	213,201
Expected return on the plan's assets	(187,317)	(192,965)	(179,449)
Amount received from State of Sao Paulo (undisputed)	0	0	0
Total expenses	25,776	40,073	11,321
G0 plan [member]
Summary of employee benefits [Line Items]
Cost of service, net	0	227,367	232,248
Interest cost rates	206,262	0	0
Expected return on the plan's assets	0	0	0
Amount received from State of Sao Paulo (undisputed)	(95,452)	(97,300)	(96,282)
Total expenses	R$ 110,810	R$ 130,067	R$ 135,966